Fair Value Hierarchy for Liabilities Measured at Fair Value on Recurring Basis (Detail) (Fair Value, Measurements, Recurring, USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Liabilities
Warrant liability - 2010 Series A&B	$ 647,923	$ 898,722	$ 3,705,472
Debenture conversion feature -2012	5,763,000	7,548,500
Debenture conversion feature -2012	485,780	542,530
Warrant liability - 2012 Series A&B	9,459,085	12,430,525
Total	16,355,788	21,420,277	3,705,472
Quoted Market Prices in Active Markets (Level 1)
Liabilities
Warrant liability - 2010 Series A&B	0	0	0
Debenture conversion feature -2012	0	0
Debenture conversion feature -2012	0	0
Warrant liability - 2012 Series A&B	0	0
Total	0	0	0
Significant Other Observable Inputs (Level 2)
Liabilities
Warrant liability - 2010 Series A&B	0	0	0
Debenture conversion feature -2012	0	0
Debenture conversion feature -2012	0	0
Warrant liability - 2012 Series A&B	0	0
Total	0	0	0
Significant Unobservable Inputs (Level 3)
Liabilities
Warrant liability - 2010 Series A&B	647,923	898,722	3,705,472
Debenture conversion feature -2012	5,763,000	7,548,500
Debenture conversion feature -2012	485,780	542,530
Warrant liability - 2012 Series A&B	9,459,085	12,430,525
Total	$ 16,355,788	$ 21,420,277	$ 3,705,472